SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Valuation assumptions
Expected volatility rate, minimum (as a percent)		58.80%
Expected volatility rate, maximum (as a percent)		60.30%
Expected volatility (as a percent)	103.50%
Risk free interest rate, minimum (as a percent)		1.17%
Risk free interest rate, maximum (as a percent)		1.27%
Risk-free interest rate (as a percent)	0.86%
Dividend yield (as a percent)	0.00%	0.00%
Expected term (in years)	3 years 6 months	3 years 6 months
Weighted average fair value of the underlying shares on the date of option grants (in dollars per share)	$ 0.04	$ 0.03